Share-based Payments (Details) - Employee Stock Option Plan 2011 [member] - DPTW Option Plan [Member]	12 Months Ended
	Dec. 31, 2017 TWD ($) Numberofunits	Dec. 31, 2016 TWD ($) Numberofunits
Disclosure of outstanding stock options [Line Items]
Weighted-average exercise price (per share), Outstanding Beggining balance | $	$ 19.04	$ 19.36
Weighted average exercise price (per share), Options expired | $	0	0
Weighted-average exercise price (per share), Outstanding Beggining balance | $	$ 0	$ 19.04
Number of options, Outstanding Beggining balance	2,913,000	3,880,000
Number of options, Options expired	(2,913,000)	(967,000)
Number of options, Outstanding at Ending balance	0	2,913,000
Number of options, Exercisable at Ending balance	0	2,913,000